Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements Of Cash Flows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2025	Apr. 01, 2024	Apr. 01, 2023
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash used in (provided by) operating activities	$ (4,017,456)	$ (2,345,333)	$ (1,928,053)
Net cash provided by (used in) financing activities	14,433,521	8,399,153	(2,624,428)
Net increase (decreased) in cash	10,046,801	6,052,245	(5,291,291)
Cash at the beginning of the year	28,176,233	18,129,432	12,077,187	$ 18,129,432	$ 12,077,187	$ 17,368,478
Cash at the end of the year	28,176,233	18,129,432	12,077,187	18,129,432	12,077,187	17,368,478
Parent Company [Member]
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash used in (provided by) operating activities	(3,983,508)	(4,221,950)	1,131,357
Net cash provided by (used in) financing activities	14,289,362	3,965,987	(647,900)
Net increase (decreased) in cash	10,305,854	(255,963)	483,457
Cash at the beginning of the year	10,536,882	231,028	486,991	231,028	486,991	3,534
Cash at the end of the year	$ 10,536,882	$ 231,028	$ 486,991	$ 231,028	$ 486,991	$ 3,534